Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 8,669,931	¥ 3,436,716	¥ 3,353,055
Property, plant and equipment, net	197,341,915	169,653,582		$ 27,452,829
Collateral Pledged [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net	¥ 188,432,414